TAXATION - Tax rates (Details)	12 Months Ended			36 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2019
Income tax
Statutory tax rate (as a percentage)	25.00%	25.00%	25.00%
Hong Kong
Income tax
Statutory tax rate (as a percentage)	16.50%
PRC
Value-added tax
VAT on online direct sales of products	17.00%
VAT on financial services	6.00%
Income tax
Statutory tax rate (as a percentage)	25.00%
Withholding income tax rate for dividend paid to foreign tax resident investors (as a percentage)		10.00%
Reduced withholding tax rate for beneficial owner (as a percentage)		5.00%
PRC | Shenzhen Lexin Software
Income tax
Preferential income tax rate (as a percentage)				12.50%
Income tax exemption (in years)	2 years
Percentage of reduction to a income tax rate for the subsequent three years	50.00%
PRC | Qianhai Juzi
Income tax
Preferential income tax rate (as a percentage)	15.00%
PRC | Shenzhen Mengtian
Income tax
Preferential income tax rate (as a percentage)				12.50%
Income tax exemption (in years)	2 years
Percentage of reduction to a income tax rate for the subsequent three years	50.00%
PRC | Shenzhen Dingsheng Computer Technology
Income tax
Preferential income tax rate (as a percentage)				12.50%
Income tax exemption (in years)	2 years
Percentage of reduction to a income tax rate for the subsequent three years	50.00%